Provisions for expected credit losses/impairment charges	12 Months Ended
Sep. 30, 2019
Provisions for expected credit losses/impairment charges
Provisions for expected credit losses/impairment charges

Note 13. Provisions for expected credit losses/impairment charges

Accounting policy

As comparatives have not been restated upon the adoption of AASB 9 the accounting policy applied in 2019 differs to that applied in comparative years. The accounting policy applied in comparative years is discussed in Note 39. The accounting policy applied in 2019 is as follows.

Note 6 provides details of impairment charges.

Impairment under AASB 9 applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI and credit commitments.

The ECL determined under AASB 9 is recognised as follows:

▪      Loans (including lease receivables), debt securities at amortised cost and due from subsidiaries: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Notes 11 and 12);

▪      Debt securities at FVOCI: in reserves in other comprehensive income with no reduction of the carrying value of the debt security itself (refer to Notes 11 and 28); and

▪      Credit commitments: as a provision (refer to Note 27).

Measurement

The Group calculates the provisions for ECL based on a three stage approach. ECL are a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant timeframe. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

▪ Probability of default (PD): the probability that a counterparty will default;

▪ Loss given default (LGD): the loss that is expected to arise in the event of a default; and

▪ Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL - performing

For financial assets where there has been no significant increase in credit risk since origination a provision for 12 months ECL is recognised.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing a provision for lifetime ECL is recognised. The indicators of a significant increase in credit risk are described on the following page.

Stage 3: Lifetime ECL – non-performing

For financial assets that are non-performing a provision for lifetime ECL is recognised. Indicators include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on a group of loans.

Financial assets in stage 3 are those that are in default.  A default occurs when Westpac considers that the customer is unlikely to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition is aligned to the APRA regulatory definition of default.

Collective and individual assessment

Financial assets that are in stages 1 and 2 are assessed on a collective basis as are financial assets in stage 3 below specified thresholds. Financial assets that are collectively assessed are grouped in pools of similar assets with similar credit risk characteristics including the type of product and the customer risk grade. Those financial assets in stage 3 above the specified thresholds are assessed on an individual basis.

Expected life

In considering the lifetime time frame for expected credit losses in stages 2 and 3,  the standard generally requires use of the remaining contractual life adjusted where appropriate for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit), the Group’s contractual ability to demand repayment and cancel the undrawn commitment does not limit our exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Movement between stages

Assets may move in both directions through the stages of the impairment model. Assets previously in stage 2 may move back to stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, assets in stage 3 may move back to stage 1 or stage 2 if they are no longer assessed to be non-performing.

Critical accounting assumptions and estimates

Key judgements include when a significant increase in credit risk has occurred and estimation of forward looking macroeconomic information. Other factors which can impact the provision include the borrower’s financial situation, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Significant increase in credit risk

Determining when a financial asset has experienced a significant increase in credit risk since origination is a critical accounting judgement which is primarily based on changes in internal customer risk grades since origination of the facility. A change in an internal customer risk grade is based on both quantitative and qualitative factors. The change in the internal customer risk grade that the Group uses to represent a significant increase in credit risk is based on a sliding scale. This means that a higher credit quality exposure at origination would require a more significant downgrade compared to a lower credit quality exposure before it is considered to have experienced a significant increase in credit risk.

The Group does not rebut the presumption that instruments that are 30 days past due have experienced a significant increase in risk but this is used as a backstop rather than the primary indicator. In addition, retail accounts in hardship are considered to have experienced a significant increase in credit risk.

The Group does not apply the low credit risk exemption which assumes investment grade facilities do not have a significant increase in credit risk.

Forward looking macroeconomic information

The measurement of ECL for each stage and the assessment of significant increase in credit risk consider information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward looking information is a critical accounting judgement. The Group considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) unemployment rates, real gross domestic product growth rates and residential and commercial property price indices.

▪      Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.

▪      Upside scenario

This scenario represents a modest improvement on the base case scenario.

▪      Downside scenario

This scenario represents a moderate recession.

The macroeconomic scenarios are weighted based on the Group’s best estimate of the relative likelihood of each scenario. The weighting applied to each of the three macroeconomic scenarios takes into account historical frequency, current trends, and forward looking conditions.

The macroeconomic variables and probability weightings of the three macroeconomic scenarios are subject to the approval of the Group Chief Financial Officer and Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Judgements can change with time as new information becomes available which could result in changes to the provision for expected credit losses.

Loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments as at 30 September 2019 below are based on the requirements of AASB 9. They have been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

▪       The transfers between stages lines represent transfers between stage 1, stage 2 and stage 3 prior to remeasurement of the provision for ECL.

▪       The business activity during the year line represents new accounts originated during the year net of those that were derecognised due to final repayments during the year.

▪       The net remeasurement of ECL line represents the impact on the provision for ECL due to changes in credit quality during the period (including transfers between stages), changes due to forward looking economic scenarios and partial repayments and additional drawdowns on existing facilities over the year.

▪       Write-offs represent a reduction in the provision for ECL as a result of derecognition of exposures where there is no reasonable expectation of full recovery.

Consolidated				Collectively	Individually
	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	2,631	422	3,053
Restatement for adoption of AASB 9	877	1,884	1,272	(2,631)	(422)	980
Restated provision for ECL as at 1 October 2018	877	1,884	1,272	—	—	4,033
Transfers to Stage 1	1,458	(1,404)	(54)	—	—	—
Transfers to Stage 2	(242)	956	(714)	—	—	—
Transfers to Stage 3	(5)	(621)	626	—	—	—
Business activity during the year	179	(19)	(330)	—	—	(170)
Net remeasurement of provision for ECL	(1,385)	874	1,647	—	—	1,136
Write-offs	—	—	(1,154)	—	—	(1,154)
Exchange rate and other adjustments	2	4	62	—	—	68
Total provision for ECL on loans and credit commitments as
at 30 September 2019	884	1,674	1,355	—	—	3,913
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	121	178	6	—	—	305
Provision for ECL on loans (refer to Note 12)	763	1,496	1,349	—	—	3,608
Total provision for ECL on loans and credit commitments as
at 30 September 2019	884	1,674	1,355	—	—	3,913
Of which:
Individually assessed provisions	—	—	412	—	—	412
Collectively assessed provisions	884	1,674	943	—	—	3,501
Total provision for ECL on loans and credit commitments as
at 30 September 2019	884	1,674	1,355	—	—	3,913

The provisions for ECL on loans can be further disaggregated into the following classes:

Consolidated				Collectively	Individually
Housing loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	385	97	482
Restatement for adoption of AASB 9	130	351	501	(385)	(97)	500
Restated provision for ECL as at 1 October 2018	130	351	501	—	—	982
Transfers to Stage 1	343	(317)	(26)	—	—	—
Transfers to Stage 2	(38)	396	(358)	—	—	—
Transfers to Stage 3	—	(145)	145	—	—	—
Business activity during the year	17	(35)	(141)	—	—	(159)
Net remeasurement of provision for ECL	(289)	104	567	—	—	382
Write-offs	—	—	(119)	—	—	(119)
Exchange rate and other adjustments	—	—	22	—	—	22
Total provision for ECL on loans and credit commitments as
at 30 September 2019	163	354	591	—	—	1,108
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	5	2	—	—	—	7
Provision for ECL on loans (refer to Note 12)	158	352	591	—	—	1,101
Total provision for ECL on loans and credit commitments as
at 30 September 2019	163	354	591	—	—	1,108

Consolidated				Collectively	Individually
Personal loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	761	3	764
Restatement for adoption of AASB 9	263	589	240	(761)	(3)	328
Restated provision for ECL as at 1 October 2018	263	589	240	—	—	1,092
Transfers to Stage 1	849	(839)	(10)	—	—	—
Transfers to Stage 2	(148)	368	(220)	—	—	—
Transfers to Stage 3	(2)	(350)	352	—	—	—
Business activity during the year	62	(18)	(160)	—	—	(116)
Net remeasurement of provision for ECL	(757)	708	838	—	—	789
Write-offs	—	—	(822)	—	—	(822)
Exchange rate and other adjustments	1	1	30	—	—	32
Total provision for ECL on loans and credit commitments as
at 30 September 2019	268	459	248	—	—	975
Presented as:
Provision for ECL on cedit commitments (refer to Note 27)	36	35	—	—	—	71
Provision for ECL on loans (refer to Note 12)	232	424	248	—	—	904
Total provision for ECL on loans and credit commitments as
at 30 September 2019	268	459	248	—	—	975

Consolidated				Collectively	Individually
Business loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	1,485	322	1,807
Restatement for adoption of AASB 9	484	944	531	(1,485)	(322)	152
Restated provision for ECL as at 1 October 2018	484	944	531	—	—	1,959
Transfers to Stage 1	266	(248)	(18)	—	—	—
Transfers to Stage 2	(56)	192	(136)	—	—	—
Transfers to Stage 3	(3)	(126)	129	—	—	—
Business activity during the year	100	34	(29)	—	—	105
Net remeasurement of provision for ECL	(339)	62	242	—	—	(35)
Write-offs	—	—	(213)	—	—	(213)
Exchange rate and other adjustments	1	3	10	—	—	14
Total provision for ECL on loans and credit commitments as
at 30 September 2019	453	861	516	—	—	1,830
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	80	141	6	—	—	227
Provision for ECL on loans (refer to Note 12)	373	720	510	—	—	1,603
Total provision for ECL on loans and credit commitments as
at 30 September 2019	453	861	516	—	—	1,830

The following table reconciles the 30 September 2019 provision for ECL on loans and commitments for the Parent Entity based on the requirements of AASB 9.

Parent Entity				Collectively	Individually
	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	2,238	375	2,613
Restatement for adoption of AASB 9	741	1,605	1,113	(2,238)	(375)	846
Restated provision for ECL as at 1 October 2018	741	1,605	1,113	—	—	3,459
Transfers to Stage 1	1,191	(1,153)	(38)	—	—	—
Transfers to Stage 2	(220)	860	(640)	—	—	—
Transfers to Stage 3	(3)	(554)	557	—	—	—
Business activity during the year	168	7	(358)	—	—	(183)
Net remeasurement of provision for ECL	(1,130)	654	1,552	—	—	1,076
Write-offs	—	—	(1,023)	—	—	(1,023)
Exchange rate and other adjustments	—	1	48	—	—	49
Total provision for ECL on loans and credit commitments as
at 30 September 2019	747	1,420	1,211	—	—	3,378
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	107	163	5	—	—	275
Provision for ECL on loans (refer to Note 12)	640	1,257	1,206	—	—	3,103
Total provision for ECL on loans and credit commitments as
at 30 September 2019	747	1,420	1,211	—	—	3,378
Of which:
Individually assessed provisions	—	—	364	—	—	364
Collectively assessed provisions	747	1,420	847	—	—	3,014
Total provision for ECL on loans and credit commitments as
at 30 September 2019	747	1,420	1,211	—	—	3,378

Parent Entity				Collectively	Individually
Housing loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	516	82	598
Restatement for adoption of AASB 9	105	334	402	(516)	(82)	243
Restated provision for ECL as at 1 October 2018	105	334	402	—	—	841
Transfers to Stage 1	322	(302)	(20)	—	—	—
Transfers to Stage 2	(36)	386	(350)	—	—	—
Transfers to Stage 3	—	(141)	141	—	—	—
Business activity during the year	15	(33)	(127)	—	—	(145)
Net remeasurement of provision for ECL	(265)	91	606	—	—	432
Write-offs	—	—	(115)	—	—	(115)
Exchange rate and other adjustments	—	—	20	—	—	20
Total provision for ECL on loans and credit commitments as
at 30 September 2019	141	335	557	—	—	1,033
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	4	1	—	—	—	5
Provision for ECL on loans (refer to Note 12)	137	334	557	—	—	1,028
Total provision for ECL on loans and credit commitments as
at 30 September 2019	141	335	557	—	—	1,033

The provisions for ECL on loans can be further disaggregated into the following classes:

Parent Entity				Collectively	Individually
Personal loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	524	3	527
Restatement for adoption of AASB 9	215	540	200	(524)	(3)	428
Restated provision for ECL as at 1 October 2018	215	540	200	—	—	955
Transfers to Stage 1	635	(633)	(2)	—	—	—
Transfers to Stage 2	(138)	319	(181)	—	—	—
Transfers to Stage 3	(1)	(311)	312	—	—	—
Business activity during the year	62	(11)	(158)	—	—	(107)
Net remeasurement of provision for ECL	(544)	497	753	—	—	706
Write-offs	—	—	(733)	—	—	(733)
Exchange rate and other adjustments	—	—	22	—	—	22
Total provision for ECL on loans and credit commitments as
at 30 September 2019	229	401	213	—	—	843
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	29	32	—	—	—	61
Provision for ECL on loans (refer to Note 12)	200	369	213	—	—	782
Total provision for ECL on loans and credit commitments as
at 30 September 2019	229	401	213	—	—	843

Parent Entity				Collectively	Individually
Business loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	1,198	290	1,488
Restatement for adoption of AASB 9	421	731	511	(1,198)	(290)	175
Restated provision for ECL as at 1 October 2018	421	731	511	—	—	1,663
Transfers to Stage 1	234	(218)	(16)	—	—	—
Transfers to Stage 2	(46)	155	(109)	—	—	—
Transfers to Stage 3	(2)	(102)	104	—	—	—
Business activity during the year	91	51	(73)	—	—	69
Net remeasurement of provision for ECL	(321)	66	193	—	—	(62)
Write-offs	—	—	(175)	—	—	(175)
Exchange rate and other adjustments	—	1	6	—	—	7
Total provision for ECL on loans and credit commitments as
at 30 September 2019	377	684	441	—	—	1,502
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	74	130	5	—	—	209
Provision for ECL on loans (refer to Note 12)	303	554	436	—	—	1,293
Total provision for ECL on loans and credit commitments as
at 30 September 2019	377	684	441	—	—	1,502

Impact of changes in credit exposures on the provision for ECL

▪      Stage 1 exposures had a net increase of $7.6 billion for the Group and $4.1 billion for the Parent Entity driven by housing and business portfolio growth, partly offset by net transfers from Stage 1 to Stage 2 and Stage 3 and repayments. Stage 1 ECL has a marginal increase driven by the exposure growth.

▪      Stage 2 credit exposures reduced by $2.1 billion for both the Group and the Parent Entity mainly driven by reduction in Stage 2 balances in personal portfolio. The Stage 2 exposure decrease has been driven by lower delinquent balances in the Australian personal portfolio. Stage 2 ECL has decreased.

▪      Stage 3 credit exposures had a net increase of $0.9 billion for both the Group and the Parent Entity driven by net transfers to Stage 3 from Stage 1 and Stage 2 with the increase driven by housing and business portfolio. The increase in Stage 3 exposures is in line with increase in 90 days past due for the home loans portfolio. Stage 3 ECL has increased in line with the increase in Stage 3 exposures.

Sensitivity of the provision for ECL

As noted in the accounting policy, the critical accounting assumptions in determining the provision for ECL are the determination of a significant increase in credit risk and the use of probability weighted forward looking macroeconomic scenarios.

Staging sensitivity

If 1% of the stage 1 gross exposure from loans and credit commitments (calculated on a 12 month ECL) was reflected in stage 2 (calculated on a lifetime ECL) the provision for ECL would increase by $236 million for the Group and $209 million for the Parent Entity based on applying the average provision coverage ratios by stage to the movement in the gross exposure by stage.

Weighting of macroeconomic scenarios

The Group uses three macro-economic scenarios which are probability weighted based on the Group’s best estimate of the relative likelihood of each scenario.

The Group assigned a weighting of 62.5% to the base case scenario, 27.5% to the downside scenario and 10% to the upside scenario as at 30 September 2019. During September 2019 there was a 2.5% reduction in the weighting on the base case scenario from 65% and a corresponding 2.5% increase in the weighting on the downside scenario from 25%. The increase in weighting to the downside scenario was primarily driven by global economic uncertainties.

The base case scenario utilises Westpac Economics forecasts and assumes the following one-year outlook: a GDP growth of 2.5%, a reduction in the rate of growth in commercial property prices to 1.1%, a return to positive growth of 1% in residential property prices, a 50bps reduction in the cash rate to 0.50% and an increase in the unemployment rate to 5.6%.

The downside scenario represents a moderate recession. In this scenario there is negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate.

The following table shows the reported provision for ECL based on the probability weighted scenarios and what the provisions for ECL would be assuming a 100% weighting is applied to the base case scenario and to the downside scenario (with all other assumptions held constant).

$m	Consolidated	Parent Entity
Reported probability-weighted ECL	3,913	3,378
100% base case ECL	2,748	2,387
100% downside ECL	7,065	6,067

Investment Securities – debt securities

The following table reconciles the 30 September 2019 provision for ECL on debt securities based on the requirements of AASB 9.

			Total
		Debt	Investment
	Debt	securities at	securities -
	securities at	amortised	debt
$m	FVOCI[1]	cost	securities
Consolidated
Provision for impairment charges as at 30 September 2018	—	—	—
Restatement for adoption of AASB 9	2	9	11
Restated provision for ECL as at 1 October 2018	2	9	11
Stage 1 - change in the provision during the year	—	—	—
Total provision for ECL on investment securities - debt securities as at 30 September 2019	2	9	11
Parent Entity
Provision for impairment charges as at 30 September 2018	—	—	—
Restatement for adoption of AASB 9	2	—	2
Restated provision for ECL as at 1 October 2018	2	—	2
Stage 1 - change in the provision during the year	—	—	—
Total provision for ECL on investment securities - debt securities as at 30 September 2019	2	—	2

1.

Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 28). There is no reduction of the carrying value of the debt securities which remain at fair value (refer to Note 11).

As comparatives have not been restated for the adoption of AASB 9, the following table reconciles the provision for impairment charges on loans and credit commitments based on the requirements of AASB 139 for prior years.

	Consolidated		Parent Entity
$m	2018	2017	2018
Individually assessed provisions
Opening balance	480	869	417
Provisions raised	371	610	341
Write-backs	(150)	(288)	(131)
Write-offs	(269)	(688)	(248)
Interest adjustment	(11)	(16)	(11)
Other adjustments	1	(7)	7
Closing balance	422	480	375
Collectively assessed provisions
Opening balance	2,639	2,733	2,180
Provisions raised	668	699	610
Write-offs	(858)	(968)	(742)
Interest adjustment	179	188	148
Other adjustments	3	(13)	42
Closing balance	2,631	2,639	2,238
Total provisions for impairment charges on loans and credit commitments	3,053	3,119	2,613
Less provisions for credit commitments (refer to Note 27)	(239)	(253)	(206)
Total provisions for impairment charges on loans	2,814	2,866	2,407

There were no provisions for impairment charges in prior years under AASB 139 for the securities included in investment securities (which were previously classified as Available-for-sale securities) or for due from subsidiaries as no impairment had been incurred.

The following table presents provisions for expected credit losses (for 30 September 2019) and provisions for impairment charges (for prior years) on loans and credit commitments by industry classification for the past five years:

Consolidated	2019		2018		2017		2016		2015
	$m	%	$m	%	$m	%	$m	%	$m	%
Australia
Accommodation, cafes and restaurants	75	1.9	62	2.0	67	2.1	95	2.7	86	2.6
Agriculture, forestry and fishing	93	2.4	69	2.3	59	1.9	74	2.1	115	3.4
Construction	148	3.8	93	3.0	86	2.8	86	2.4	85	2.5
Finance and insurance	55	1.4	67	2.2	53	1.7	131	3.7	124	3.7
Manufacturing	111	2.8	196	6.4	164	5.3	278	7.7	219	6.6
Mining	36	0.9	91	3.0	131	4.2	246	6.8	190	5.7
Property	216	5.5	204	6.7	240	7.7	287	8.0	314	9.4
Property services and business services	230	5.9	128	4.2	155	5.0	216	6.0	95	2.8
Services	175	4.5	137	4.5	126	4.0	116	3.2	56	1.7
Trade	242	6.2	199	6.5	183	5.9	213	5.9	209	6.3
Transport and storage	109	2.8	79	2.6	92	2.9	73	2.0	142	4.3
Utilities	17	0.4	13	0.4	15	0.5	9	0.2	27	0.8
Retail lending	1,890	48.3	1,200	39.3	1,229	39.4	1,102	30.6	1,046	31.4
Other	109	2.8	106	3.5	92	2.9	138	3.8	119	3.6
Total Australia[1]	3,506	89.6	2,644	86.6	2,692	86.3	3,064	85.1	2,827	84.8
New Zealand
Accommodation, cafes and restaurants	2	0.1	3	0.1	2	0.1	2	0.1	1	—
Agriculture, forestry and fishing	67	1.7	77	2.5	93	3.0	120	3.3	64	1.9
Construction	9	0.2	16	0.5	9	0.3	9	0.2	9	0.3
Finance and insurance	2	0.1	3	0.1	3	0.1	4	0.1	3	0.1
Manufacturing	14	0.4	26	0.9	24	0.8	53	1.5	57	1.7
Mining	—	—	1	—	1	—	15	0.4	14	0.4
Property	20	0.5	27	0.9	38	1.2	52	1.4	62	1.9
Property services and business services	5	0.1	8	0.2	11	0.3	21	0.6	22	0.6
Services	9	0.2	9	0.3	14	0.4	13	0.4	12	0.4
Trade	15	0.4	21	0.7	17	0.5	18	0.5	25	0.8
Transport and storage	3	0.1	5	0.2	5	0.2	7	0.2	7	0.2
Utilities	1	—	2	0.1	3	0.1	4	0.1	2	0.1
Retail lending	173	4.4	130	4.3	130	4.2	125	3.5	128	3.8
Other	7	0.2	1	—	—	—	2	0.1	1	—
Total New Zealand[1]	327	8.4	329	10.8	350	11.2	445	12.4	407	12.2
Total other overseas	80	2.0	80	2.6	77	2.5	93	2.5	98	3.0
Total provisions for ECL/
impairment charges on loans and
credit commitments	3,913	100.0	3,053	100.0	3,119	100.0	3,602	100.0	3,332	100.0

1.	Comparatives have been restated to include industry segmentation for collectively assessed provisions.

The following table shows details of loan write-offs by industry classifications for the past five years:

Consolidated
$m	2019	2018	2017	2016	2015
Australia
Accommodation, cafes and restaurants	(12)	(14)	(38)	(17)	(40)
Agriculture, forestry and fishing	(4)	(12)	(10)	(12)	(36)
Construction	(13)	(23)	(30)	(20)	(40)
Finance and insurance	(4)	(4)	(6)	(13)	(12)
Manufacturing	(12)	(12)	(105)	(21)	(20)
Mining	(1)	(14)	(46)	(18)	(17)
Property	(31)	(39)	(76)	(44)	(104)
Property services and business services	(24)	(44)	(203)	(43)	(70)
Services	(7)	(24)	(97)	(36)	(18)
Trade	(62)	(56)	(59)	(30)	(56)
Transport and storage	(14)	(17)	(17)	(48)	(24)
Utilities	(1)	(1)	—	(1)	(2)
Retail lending	(903)	(793)	(898)	(803)	(658)
Other	(10)	(5)	(17)	(13)	(13)
Total Australia	(1,098)	(1,058)	(1,602)	(1,119)	(1,110)
New Zealand
Accommodation, cafes and restaurants	—	—	—	—	—
Agriculture, forestry and fishing	(2)	—	—	(1)	(3)
Construction	—	(1)	(1)	(1)	—
Finance and insurance	—	—	—	—	—
Manufacturing	—	—	—	—	(1)
Mining	—	—	—	—	(28)
Property	—	(13)	(2)	(10)	(18)
Property services and business services	—	—	—	(2)	—
Services	—	(1)	—	—	(1)
Trade	(2)	(1)	(1)	(1)	(4)
Transport and storage	—	—	—	—	—
Utilities	—	—	—	—	—
Retail lending	(50)	(53)	(49)	(51)	(55)
Other	—	—	—	(1)	—
Total New Zealand	(54)	(69)	(53)	(67)	(110)
Total other overseas	(2)	—	(1)	(3)	(18)
Total write-offs	(1,154)	(1,127)	(1,656)	(1,189)	(1,238)

Write-offs still under enforcement activity

The amount of current year write-offs which remain subject to enforcement activity was $1,093 million for the Group and $962 million for the Parent Entity.

The following table shows details of recoveries of loans by industry classifications for the past five years:

Consolidated
$m	2019	2018	2017	2016	2015
Recoveries
Australia
Accommodation, cafes and restaurants	—	1	3	—	—
Agriculture, forestry and fishing	—	—	—	—	—
Construction	1	1	2	1	4
Finance and insurance	—	1	1	34	8
Manufacturing	1	—	2	1	3
Mining	—	1	1	—	—
Property	8	7	10	3	15
Property services and business services	1	1	3	2	2
Services	—	1	—	2	1
Trade	2	2	3	1	1
Transport and storage	1	1	1	1	—
Utilities	—	—	—	—	—
Retail lending	135	139	118	84	78
Other	5	—	5	2	1
Total Australia	154	155	149	131	113
Total New Zealand	18	24	19	6	18
Total other overseas	—	—	—	—	—
Total recoveries	172	179	168	137	131
Total write-offs	(1,154)	(1,127)	(1,656)	(1,189)	(1,238)
Net write-offs and recoveries	(982)	(948)	(1,488)	(1,052)	(1,107)